Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Weighted Average Number Of Shares Outstanding Reconciliation [Table Text Block]
A summary of the reconciliation of basic weighted average shares outstanding to diluted weighted average shares outstanding follows:
	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Weighted average common shares outstanding – basic	5,443,061	5,342,064	5,442,585	5,325,206
Potentially dilutive common stock equivalents
Class B common shares	794,522	795,479	794,998	795,479
Restricted stock	—	101,228	—	118,086
	794,522	896,707	794,998	913,565
	6,237,583	6,238,771	6,237,583	6,238,771
Less anti-dilutive common stock equivalents	(794,522)	(896,707)	(794,998)	(913,565)
Weighted average common shares outstanding – diluted	5,443,061	5,342,064	5,442,585	5,325,206

A summary of the reconciliation of basic weighted average shares outstanding to diluted weighted average shares outstanding follows:

	Years Ended December 31,
	2013	2012
Weighted average common shares outstanding – basic	5,344,938	5,208,408
Potentially dilutive common stock equivalents:
Class B common shares	795,479	880,443
Restricted stock	98,214	135,162
	893,693	1,015,605
	6,238,631	6,224,013
Less anti-dilutive common stock equivalents	(893,693)	(1,015,605)
Weighted average common shares outstanding – diluted	5,344,938	5,208,408